CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	80,000,000	80,000,000	80,000,000
Preferred Stock, shares issued
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	800,000,000	800,000,000	800,000,000
Common Stock, shares issued	117,795,000	117,795,000	115,545,000